Salaries and employee benefits	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Salaries and employee benefits
24.	Salaries and employee benefits
This caption is comprised of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Salaries	526,909	565,057	538,190
Vacations, health insurance and others	72,405	47,412	45,781
Social security and pensions	55,408	53,840	50,244
Workers’ profit sharing	52,829	90,658	81,837
Severance indemnities	41,695	41,807	39,862

Total	749,246	798,774	755,914

The average number of employees for the years 2020, 2019 and 2018 was 7,610, 7,763 and 7,742 respectively.